              OPPENHEIMER DISCIPLINED ALLOCATION
                            FUND
           Supplement dated July 17, 2003 to the
   Statement of Additional Information dated December 23,
               2002, Revised January 15, 2003

The  Statement  of  Additional  Information  is  changed  as follows:

1.    The   Supplement   dated  March  31,  2003  is  hereby
   withdrawn.

2.    The section titled  "Futures" on page 23 is changed by
   replacing the first three  paragraphs  with the following
   three paragraphs.

o     Futures.  The Fund  can buy and  sell  exchange-traded
   futures  contracts that relate to (1) broadly-based
   stock  indices   ("stock  index  futures")  (2)  an
   individual  stock ("single stock futures") (3) debt
   securities  (these  are  referred  to as  "interest
   rate   futures"),    (4)   other   broadly-   based
   securities   indices  (these  are  referred  to  as
   "financial   futures"),   (5)  foreign   currencies
   (these are  referred  to as  "forward  contracts"),
   (6)  securities  or  (7)  commodities   (these  are
   referred to as "commodity futures").

   A  broadly-based  stock  index is used as the basis
   for trading stock index  futures.  They may in some
   cases  be  based  on   stocks  of   issuers   in  a
   particular  industry  or  group  of  industries.  A
   stock index assigns  relative  values to the common
   stocks   included   in  the  index  and  its  value
   fluctuates  in  response to the changes in value of
   the  underlying  stocks.  A stock  index  cannot be
   purchased or sold directly.  Financial  futures are
   similar  contracts based on the future value of the
   basket  of  securities  that  comprise  the  index.
   These  contracts  obligate  the seller to  deliver,
   and the  purchaser  to  take,  cash to  settle  the
   futures  transaction.  There is no delivery made of
   the  underlying  securities  to settle the  futures
   obligation.   Either  party  may  also  settle  the
   transaction   by   entering   into  an   offsetting
   contract.

   An  interest  rate future  obligates  the seller to
   deliver  (and  the  purchaser  to  take)  cash or a
   specified  type  of debt  security  to  settle  the
   futures transaction.  Either party could also enter
   into  an  offsetting  contract  to  close  out  the
   position.   Similarly,   a  single   stock   future
   obligates  the seller to deliver (and the purchaser
   to take) cash or a  specified  equity  security  to
   settle the futures transaction.  Either party could
   also enter  into an  offsetting  contract  to close
   out the  position.  Single stock futures trade on a
   very limited  number of exchanges,  with  contracts
   typically not fungible among the exchanges.

3.    Effective  June 13, 2003, the section titled "Board of
   Directors  and  Oversight  Committees"  on page 36 should
   be deleted and replaced with the following paragraphs:

   Board of Directors  and Oversight  Committees.  The
   Fund is governed by a Board of Directors,  which is
   responsible   for   protecting   the  interests  of
   shareholders  under  Maryland  law.  The  Directors
   meet  periodically  throughout  the year to oversee
   the Fund's activities,  review its performance, and
   review the  actions of the  Manager.  Although  the
   Fund will not normally hold annual  meetings of its
   shareholders,  it  may  hold  shareholder  meetings
   from  time  to  time  on  important  matters,   and
   shareholders  have the right to call a  meeting  to
   remove  a  Director   or  to  take   other   action
   described in the Fund's Articles of Incorporation.

      The Board of Directors  has an Audit  Committee,
   a Study Committee,  a Governance  Committee,  and a
   Proxy  Committee.  The Audit Committee is comprised
   solely of  Independent  Directors.  The  members of
   the Audit  Committee  are Edward Regan  (Chairman),
   Kenneth  Randall  and Russell  Reynolds.  The Audit
   Committee  held five  meetings  during  the  Fund's
   fiscal  year  ended  October  31,  2002.  The Audit
   Committee  provides the Board with  recommendations
   regarding the  selection of the Fund's  independent
   auditor.  The  Audit  Committee  also  reviews  the
   scope  and  results  of audits  and the audit  fees
   charged,    reviews   reports   from   the   Fund's
   independent  auditor concerning the Fund's internal
   accounting  procedures,  and  controls  and reviews
   reports of the Manager's  internal  auditor,  among
   other  duties  as  set  forth  in  the  Committee's
   charter.

      The  members of the Study  Committee  are Robert
   Galli   (Chairman),   Joel   Motley   and   Phillip
   Griffiths.   The   Study   Committee   held   eight
   meetings   during  the  Fund's  fiscal  year  ended
   October 31,  2002.  The Study  Committee  evaluates
   and reports to the Board on the Fund's  contractual
   arrangements,  including  the  Investment  Advisory
   and   Distribution    Agreements,    transfer   and
   shareholder   service   agreements   and  custodian
   agreements  as well as the policies and  procedures
   adopted by the Fund to comply  with the  Investment
   Company Act and other  applicable  law, among other
   duties as set forth in the Committee's charter.

      The  members  of the  Governance  Committee  are
   Elizabeth   Moynihan   (Chairman),   Joel   Motley,
   Phillip   Griffiths   and  Kenneth   Randall.   The
   Governance  Committee  held no meetings  during the
   Fund's  fiscal  year ended  October 31,  2002.  The
   Governance  Committee reviews the Fund's governance
   guidelines,  the  adequacy  of the  Fund's  Code of
   Ethics  and  develops  qualification  criteria  for
   Board   members    consistent   with   the   Fund's
   governance  guidelines,   among  other  duties  set
   forth in the Committee's charter.

      The  members of the Proxy  Committee  are Edward
   Regan   (Chairman),   Russell   Reynolds  and  John
   Murphy.   The  Proxy  Committee  held  one  meeting
   during the Fund's  fiscal  year ended  October  31,
   2002. The Proxy  Committee  provides the Board with
   recommendations   for  proxy  voting  and  monitors
   proxy voting by the Fund.

3.    Effective  March  31,  2003,  Mr.  Benjamin   Lipstein
   retired  as  a  Director.  Therefore,  the  Statement  of
   Additional   Information   is  revised  by  deleting  the
   biography for Mr. Lipstein on page 39.

4.    The  following  footnote  is  added  to  the  Director
   compensation table on page 43.

3.    Effective January 1, 2003, Clayton Yeutter became
               Chairman of the Board of Directors/Directors of the Board I
               Funds upon the retirement of Leon Levy.
               Effective March 31, 2003, Mr.Lipstein retired as a Director.

July 17, 2003                                            PX0205.012

                   OPPENHEIMER VALUE FUND
           Supplement dated July 17, 2003 to the
   Statement of Additional Information dated December 23,
               2002, Revised January 15, 2003

The  Statement  of  Additional  Information  is  changed  as follows:

4.    The   Supplement   dated  March  31,  2003  is  hereby
   withdrawn.

5.    The section titled  "Futures" on page 18 is changed by
   replacing  the  first  three  paragraphs  of with  the
   following three paragraphs.

o     Futures.  The Fund  can buy and  sell  exchange-traded
   futures  contracts that relate to (1) broadly-based
   stock  indices   ("stock  index  futures")  (2)  an
   individual  stock ("single stock futures") (3) debt
   securities  (these  are  referred  to as  "interest
   rate   futures"),    (4)   other   broadly-   based
   securities   indices  (these  are  referred  to  as
   "financial   futures"),   (5)  foreign   currencies
   (these are  referred  to as  "forward  contracts"),
   (6)  securities  or  (7)  commodities   (these  are
   referred to as "commodity futures").

   A  broadly-based  stock  index is used as the basis
   for trading stock index  futures.  They may in some
   cases  be  based  on   stocks  of   issuers   in  a
   particular  industry  or  group  of  industries.  A
   stock index assigns  relative  values to the common
   stocks   included   in  the  index  and  its  value
   fluctuates  in  response to the changes in value of
   the  underlying  stocks.  A stock  index  cannot be
   purchased or sold directly.  Financial  futures are
   similar  contracts based on the future value of the
   basket  of  securities  that  comprise  the  index.
   These  contracts  obligate  the seller to  deliver,
   and the  purchaser  to  take,  cash to  settle  the
   futures  transaction.  There is no delivery made of
   the  underlying  securities  to settle the  futures
   obligation.   Either  party  may  also  settle  the
   transaction   by   entering   into  an   offsetting
   contract.

   An  interest  rate future  obligates  the seller to
   deliver  (and  the  purchaser  to  take)  cash or a
   specified  type  of debt  security  to  settle  the
   futures transaction.  Either party could also enter
   into  an  offsetting  contract  to  close  out  the
   position.   Similarly,   a  single   stock   future
   obligates  the seller to deliver (and the purchaser
   to take) cash or a  specified  equity  security  to
   settle the futures transaction.  Either party could
   also enter  into an  offsetting  contract  to close
   out the  position.  Single stock futures trade on a
   very limited  number of exchanges,  with  contracts
   typically not fungible among the exchanges.

6.    Effective  June 13, 2003, the section titled "Board of
   Directors  and  Oversight  Committees"  on page 32 should
   be deleted and replaced with the following paragraphs:

   Board of Directors  and Oversight  Committees.  The
   Fund is governed by a Board of Directors,  which is
   responsible   for   protecting   the  interests  of
   shareholders  under  Maryland  law.  The  Directors
   meet  periodically  throughout  the year to oversee
   the Fund's activities,  review its performance, and
   review the  actions of the  Manager.  Although  the
   Fund will not normally hold annual  meetings of its
   shareholders,  it  may  hold  shareholder  meetings
   from  time  to  time  on  important  matters,   and
   shareholders  have the right to call a  meeting  to
   remove  a  Director   or  to  take   other   action
   described in the Fund's Articles of Incorporation.

      The Board of Directors  has an Audit  Committee,
   a Study Committee,  a Governance  Committee,  and a
   Proxy  Committee.  The Audit Committee is comprised
   solely of  Independent  Directors.  The  members of
   the Audit  Committee  are Edward Regan  (Chairman),
   Kenneth  Randall  and Russell  Reynolds.  The Audit
   Committee  held five  meetings  during  the  Fund's
   fiscal  year  ended  October  31,  2002.  The Audit
   Committee  provides the Board with  recommendations
   regarding the  selection of the Fund's  independent
   auditor.  The  Audit  Committee  also  reviews  the
   scope  and  results  of audits  and the audit  fees
   charged,    reviews   reports   from   the   Fund's
   independent  auditor concerning the Fund's internal
   accounting  procedures,  and  controls  and reviews
   reports of the Manager's  internal  auditor,  among
   other  duties  as  set  forth  in  the  Committee's
   charter.

      The  members of the Study  Committee  are Robert
   Galli   (Chairman),   Joel   Motley   and   Phillip
   Griffiths.   The   Study   Committee   held   eight
   meetings   during  the  Fund's  fiscal  year  ended
   October 31,  2002.  The Study  Committee  evaluates
   and reports to the Board on the Fund's  contractual
   arrangements,  including  the  Investment  Advisory
   and   Distribution    Agreements,    transfer   and
   shareholder   service   agreements   and  custodian
   agreements  as well as the policies and  procedures
   adopted by the Fund to comply  with the  Investment
   Company Act and other  applicable  law, among other
   duties as set forth in the Committee's charter.

      The  members  of the  Governance  Committee  are
   Elizabeth   Moynihan   (Chairman),   Joel   Motley,
   Phillip   Griffiths   and  Kenneth   Randall.   The
   Governance  Committee  held no meetings  during the
   Fund's  fiscal  year ended  October 31,  2002.  The
   Governance  Committee reviews the Fund's governance
   guidelines,  the  adequacy  of the  Fund's  Code of
   Ethics  and  develops  qualification  criteria  for
   Board   members    consistent   with   the   Fund's
   governance  guidelines,   among  other  duties  set
   forth in the Committee's charter.

      The  members of the Proxy  Committee  are Edward
   Regan   (Chairman),   Russell   Reynolds  and  John
   Murphy.   The  Proxy  Committee  held  one  meeting
   during the Fund's  fiscal  year ended  October  31,
   2002. The Proxy  Committee  provides the Board with
   recommendations   for  proxy  voting  and  monitors
   proxy voting by the Fund.

7.    Effective March 31, 2003, Mr. Benjamin Lipstein
   retired as a Director.  Therefore, the Statement of
   Additional Information is revised by deleting the
   biography for Mr. Lipstein on page 35.

8.    The following footnote is added to the Director
   compensation table on page 39.

4.    Effective January 1, 2003, Clayton Yeutter became
            Chairman of the  Board of Directors/Directors
            of the Board I Funds upon the retirement of
            Leon Levy.  Effective March 31, 2003, Mr.
            Lipstein retired as a Director.

July 17, 2003                                                   PX0375.009